Other payables and accrued liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Payables to non-trade vendors and service providers	$ 1,230,820	$ 1,381,806
Salary payable	757,053	839,090
Total other payables and accrued liabilities	$ 1,987,873	2,220,896
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Payables to non-trade vendors and service providers		1,381,806	$ 1,773,105
Salary payable		839,090	693,396
Total other payables and accrued liabilities		$ 2,220,896	$ 2,466,501